Capital Structure - Preferred Stock (Details) - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 29, 2013	Oct. 09, 2013	Nov. 13, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock
Preferred stock shares authorized				25,000,000	25,000,000
Preferred stock par value				$ 0.01	$ 0.01
Proceeds from the issuance of preferred shares				$ 0	$ 0	$ 20,972,472
Dividends paid on preferred shares				2,061,749	2,061,749	1,765,440
Dividends on preferred shares payable				$ 515,437	$ 515,437	515,437
Trading Symbol				TEUFF
Series A Participating Preferred Stock
Preferred Stock
Preferred stock shares authorized				1,000,000	1,000,000
Series B Preferred Shares
Preferred Stock
Preferred stock shares authorized				2,500,000	2,500,000
Series B-1 Preferred Shares
Preferred Stock
Preferred stock shares authorized				2,500,000	2,500,000
Series B-1 Preferred Shares | Neige International Inc.
Preferred Stock
Dividends paid on preferred shares						1,545,596
Series C Preferred Shares
Preferred Stock
Preferred stock shares authorized				2,500,000	2,500,000
Dividend rate				9.00%
Stated liquidation preference				$ 25
Issuance of preferred shares	558,333	340,000	18,000
Price per preferred share	$ 24	$ 24	$ 24
Proceeds from the issuance of preferred shares			$ 20,972,472
Dividends paid on preferred shares				$ 2,061,749	$ 2,061,749	$ 219,844
Preferred Stock, Dividend Payment Terms				Dividends on Series C Preferred Shares shall accrue and be cumulative, on a 30/360 day count basis, at a rate of 9.00% per annum per $25.00 liquidation preference per Series C Preferred Share, subject to adjustment under certain circumstances as described in the Statement of Designation of the Rights, Preferences and Privileges of the Series C Preferred Shares, and are payable quarterly on January 1, April 1, July 1 and October 1 of each year, when, as and if declared by the Company's Board of Directors, commencing on October 1, 2013.
Series C Preferred Shares | Neige International Inc.
Preferred Stock
Preferred stock value purchased by related party	$ 4,999,992
Preferred stock shares purchased by related party	208,333
Other OTC Market | Series C Preferred Shares
Preferred Stock
Trading Symbol				TEUCF
Redemption period one - At any time on or after July 29, 2016 and prior to July 29, 2018 | Series C Preferred Shares
Preferred Stock
Preferred stock, Redemption price percentage				101.00%
Stated liquidation preference				$ 25
Redemption period two - From July 30, 2018 and thereafter | Series C Preferred Shares
Preferred Stock
Preferred stock, Redemption price per share				25
Stated liquidation preference				$ 25